STATEMENT OF INVESTMENTS September 30, 2022 (Unaudited)

General American Investors

				Value
	Shares	COMMON STOCKS		(Note 1a)
Communication	Media and Entertainment (7.7%)
Services	510,000	Alphabet Inc. - Class C (a)		$49,036,500
(11.3%)	532,320	Angi Inc. (a)		1,570,344
	50,768	Liberty Broadband Corporation - Series C (a)		3,746,678
	69,500	Meta Platforms, Inc. - Class A (a)		9,429,760
	111,478	The Walt Disney Company (a)		10,515,720
			(Cost $53,686,895)	74,299,002
	Telecommunication Services (3.6%)
	257,950	T-Mobile US, Inc. (a)	(Cost $29,113,957)	34,609,152
			(Cost $82,800,852)	108,908,154

Consumer	Retailing (11.3%)
Discretionary	286,000	Amazon.com, Inc. (a)		32,318,000
(11.3%)	204,592	Bath & Body Works, Inc.		6,669,699
	162,984	Dufry AG (a) (Switzerland)		5,016,544
	167,065	Expedia Group, Inc. (a)		15,652,320
	108,451	Target Corporation		16,093,044
	550,092	The TJX Companies, Inc.		34,171,715
			(Cost $56,742,974)	109,921,322

Consumer	Food, Beverage and Tobacco (6.0%)
Staples	325,000	Nestlé S.A. (Switzerland)		35,270,092
(10.6%)	140,000	PepsiCo, Inc.		22,856,400
			(Cost $15,322,831)	58,126,492
	Food and Staples Retailing (2.6%)
	53,000	Costco Wholesale Corporation	(Cost $1,601,596)	25,030,310

	Household and Personal Products (2.0%)
	435,000	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,310,109)	19,278,272
			(Cost $29,234,536)	102,435,074

Energy	644,230	Cameco Corporation (Canada)		17,078,537
(5.6%)	81,991	Chevron Corporation		11,779,647
	1,470,030	Energy Transfer LP		16,214,431
	1,173,370	Gulf Coast Ultra Deep Royalty Trust		55,148
	83,512	Hess Corporation		9,101,973
			(Cost $33,821,745)	54,229,736

Financials	Banks (2.7%)
(19.8%)	80,000	JPMorgan Chase & Co.		8,360,000
	100,000	M&T Bank Corporation		17,632,000
			(Cost $3,188,933)	25,992,000
	Diversified Financials (6.6%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		44,711,700
	243,415	Nelnet, Inc.		19,276,034
			(Cost $2,968,650)	63,987,734
	Insurance (10.5%)
	937,459	Arch Capital Group Ltd. (a) (Bermuda)		42,691,883
	250,000	Axis Capital Holdings Limited (Bermuda)		12,287,500
	129,196	Everest Re Group, Ltd. (Bermuda)		33,906,198
	205,327	MetLife, Inc.		12,479,775
			(Cost $32,173,630)	101,365,356
			(Cost $38,331,213)	191,345,090

STATEMENT OF INVESTMENTS September 30, 2022 (Unaudited) - continued

General American Investors

				Value
	Shares	COMMON STOCKS (continued)		(Note 1a)
Health Care	Health Care Equipment and Services (0.6%)
(9.4%)	62,000	Abbott Laboratories	(Cost $5,079,301)	$5,999,120

	Pharmaceuticals, Biotechnology and Life Sciences (8.8%)
	79,553	Azenta, Inc.		3,409,642
	141,100	Gilead Sciences, Inc.		8,704,459
	283,439	Intra-Cellular Therapies, Inc. (a)		13,188,417
	240,191	Merck & Co., Inc.		20,685,249
	1,916,099	Paratek Pharmaceuticals, Inc. (a)		4,924,374
	345,808	Pfizer Inc.		15,132,558
	18,076	Regeneron Pharmaceuticals, Inc. (a)		12,452,014
	278,201	Valneva SE (a) (France)		1,423,238
	375,000	Valneva SE ADR (a) (France)		3,768,750
	1,877,497	VBI Vaccines, Inc. (a) (Canada)		1,325,137
			(Cost $62,936,045)	85,013,838
			(Cost $68,015,346)	91,012,958

Industrials	Capital Goods (3.4%)
(10.8%)	146,131	Eaton Corporation plc (Ireland)		19,488,030
	165,000	Raytheon Technologies Corporation		13,506,900
			(Cost $16,856,475)	32,994,930
	Commercial and Professional Services (7.4%)
	524,895	Republic Services, Inc.	(Cost $7,346,689)	71,406,716
			(Cost $24,203,164)	104,401,646

Information	Semiconductors and Semiconductor Equipment (7.2%)
Technology	383,364	AIXTRON SE (Germany)		9,366,598
(21.5%)	101,652	Applied Materials, Inc.		8,328,348
	79,600	ASML Holding N.V. (Netherlands)		33,061,860
	30,000	Broadcom Inc.		13,320,300
	63,009	Universal Display Corporation		5,944,899
			(Cost $27,769,378)	70,022,005
	Software and Services (7.4%)
	35,000	Adobe Inc. (a)		9,632,000
	235,000	Microsoft Corporation		54,731,500
	20,000	Tyler Technologies, Inc. (a)		6,950,000
			(Cost $26,217,956)	71,313,500
	Technology, Hardware and Equipment (6.9%)
	338,000	Apple Inc.		46,711,600
	500,000	Cisco Systems, Inc.		20,000,000
			(Cost $8,631,674)	66,711,600
			(Cost $62,619,008)	208,047,105

Materials	365,141	Agnico Eagle Mines Limited (Canada)		15,419,905
(4.9%)	1,853,042	Alamos Gold Inc. - Class A (Canada)		13,731,041
	970,960	Algoma Steel Group Inc. (Canada)		6,252,982
	488,593	Cleveland-Cliffs Inc. (a)		6,581,348
	190,000	Huntsman Corporation		4,662,600
	874,076	Venator Materials PLC (a) (United Kingdom)		769,187
			(Cost $58,939,315)	47,417,063

Miscellaneous	652,014	Other (c)	(Cost $4,543,722)	4,528,233
(0.5%)
		TOTAL COMMON STOCKS (105.7%)	(Cost $459,251,875)	1,022,246,381

STATEMENT OF INVESTMENTS September 30, 2022 (Unaudited) - continued

General American Investors

				Value
		OPTIONS (a)		(Note 1a)
	Contracts	Company/Expiration Date/
Call	(100 shares each)	Exercise Price/Notional
Materials	600	Huntsman Corporation/October 21, 2022/$30/$1,800,000	(Cost $87,383)	—
(0.0%)

Put
Commercial And	1,452	Waste Management, Inc./October 21, 2022/$165/$23,958,000	(Cost $365,956)	$856,680
Professional
Services
(0.1%)		TOTAL OPTIONS (0.1%)	(Cost $453,339)	856,680

	Principal
	Amount	SHORT-TERM SECURITIES
	$25,000,000	U.S. Treasury Bill due November 17, 2022, 2.605% (d)		24,910,313
	15,000,000	U.S. Treasury Bill due December 15, 2022, 3.066% (d)		14,913,160
	25,000,000	U.S. Treasury Bill due February 16, 2023, 3.014% (d)		24,664,722
			(Cost $64,530,321)	64,488,195
	Shares
	77,422,176	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89% (e)	(Cost $77,422,176)	77,422,176

		TOTAL SHORT-TERM SECURITIES (14.7%)	(Cost $141,952,497)	141,910,371

TOTAL INVESTMENTS (f) (120.5%)			(Cost $601,657,711)	1,165,013,432
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)				(7,808,926)
				1,157,204,506
PREFERRED STOCK (-19.7%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$967,087,331

ADR - American Depository Receipt

(a)	Non-income producing security.

(b)	50 shares of 110 total shares held as collateral for options written.

(c)	Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)	Yield to maturity at purchase.

(e)	7-day yield.

(f)	At September 30, 2022, the cost of investments and derivatives for Federal income tax purposes was $601,843,923; aggregate gross unrealized appreciation was $613,812,161; aggregate gross unrealized depreciation was $51,035,591; and net unrealized appreciation was $562,776,570.

STATEMENT OF OPTIONS WRITTEN September 30, 2022 (Unaudited)

	Contracts	Company/Expiration Date/	Premiums	Value
Put	(100 shares each)	Exercise Price/Notional	Received*	(Note 1a)
Materials	1,200	Huntsman Corporation/October 21, 2022/$27/$3,240,000	$114,862	$330,000
(0.0%)

*	The maximum cash outlay if all options are exercised is $3,240,000.

(see notes to unaudited financial statements)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.        Security Valuation   Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.        Options   The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.        Security Transactions and Investment Income   Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d.        Foreign Currency Translation and Transactions   Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued

General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e.       Dividends and Distributions   The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f.        Federal Income Taxes    The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g.       Contingent Liabilities   Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of a matter that are reasonably estimable and, if so, they are included in the accrual.

h.       Indemnifications   In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

i.        Coronavirus Pandemic   The Coronavirus (COVID-19) pandemic has caused significant humanitarian and economic disruption both nationally and internationally for over two years. For the most part, governments worldwide have responded with significant fiscal and monetary stimulus to offset the decline in commercial activity. Multiple vaccines and improved treatments have been developed and administered to those seeking immunization or requiring medical intervention with the goal of reducing the impact of the virus. Increased market volatility has occurred as a result of the discovery and spread of variants in the virus. More recently, the expiration of fiscal stimulus programs and reduced monetary accommodations by the Federal Reserve (i.e., cessation of asset purchases, asset sales and increasing interest rates) have contributed to further market volatility. The Company is currently operating in a hybrid work fashion (i.e., work from both home and in the office) but, otherwise continues to operate without significant adverse impact.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,022,246,381	—	—	$1,022,246,381
Purchased options	856,680	—	—	856,680
U.S. Treasury bills	—	64,488,195	—	64,488,195
Money market fund	77,422,176	—	—	77,422,176
Total	$1,100,525,237	64,488,195	—	$1,165,013,432